Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options	104,126	267,600	1,385,492
Granted, Number of options	0	0	21,000
Exercised, Number of options	(66,050)	(148,974)	(1,094,592)
Forfeited, Number of options	(1,500)	(14,500)	(44,300)
Outstanding-end of the year, Number of options	36,576	104,126	267,600
Options exercisable at the end of the year, Number of options	23,700	61,220	190,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 46.81	$ 48.09	$ 36.95
Granted, Weighted average exercise price	0.00	0.00	39.60
Exercised, Weighted average exercise price	48.68	48.27	33.61
Forfeited, Weighted average exercise price	38.12	55.42	53.47
Outstanding-end of the year, Weighted average exercise price	43.77	46.81	48.09
Options exercisable at the end of the year, Weighted average exercise price	$ 46.93	$ 50.04	$ 50.04